Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Results of Arbitrations and Legal Proceedings [Line Items]
Rental expense incurred	$ 32	$ 37	$ 45
Qualcomm Incorporated
Results of Arbitrations and Legal Proceedings [Line Items]
Proceeds from Legal Settlements	940
Gain (Loss) Related to Litigation Settlement	962
Litigation Settlement, Amount Awarded from Other Party	815
Litigation Settlement Interest	(139)
Payments for Legal Settlements	22
Legal Recoveries	8
Nokia Corporation [Member]
Results of Arbitrations and Legal Proceedings [Line Items]
Litigation original amount awarded to other party before correction	137
Litigation Settlement, Amount Awarded to Other Party	132
Litigation Settlement Interest	16
Payments for Legal Settlements	148
GTC Lawsuit [Member]
Results of Arbitrations and Legal Proceedings [Line Items]
Legal Fees	$ 10